ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable	$ 23,074,123	$ 16,439,291
Allowance for doubtful accounts	(6,394,429)	(565,793)	$ (1,467,374)
Total accounts receivable, net	$ 16,679,694	$ 15,873,498